Concentration of Revenues and Cost of Revenue - Schedule of Concentration of Major Customers and Suppliers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Revenues	$ 30,100,075	$ 34,217,896	$ 105,392,369
Concentration risk percentage	56.63%	39.26%	75.27%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	34.56%	45.42%	54.22%
Accounts receivable	$ 3,571,102	$ 5,865,781	$ 10,924,906
Customer Concentration Risk [Member] | Customers [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Revenues	$ 30,100,075	$ 34,217,896	$ 105,392,369
Concentration risk percentage	56.63%	39.26%	75.27%
Customer Concentration Risk [Member] | Customers [Member] | Accounts Receivable [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	34.56%	45.42%	54.22%
Accounts receivable	$ 3,571,102	$ 5,865,781	$ 10,924,906
Supplier Concentration Risk [Member] | Supplier A [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	10.85%	11.00%	13.83%
Cost of revenue	$ 5,656,777	$ 9,201,146	$ 17,607,050
Supplier Concentration Risk [Member] | Supplier A [Member] | Accounts Payable [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	10.52%	18.09%	13.46%
Accounts payable	$ 1,085,894	$ 2,084,994	$ 2,509,747
Supplier Concentration Risk [Member] | Supplier B [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	4.94%	5.29%	13.01%
Cost of revenue	$ 2,573,475	$ 4,428,406	$ 16,554,141
Supplier Concentration Risk [Member] | Supplier B [Member] | Accounts Payable [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	3.02%	2.91%	5.46%
Accounts payable	$ 311,301	$ 335,049	$ 1,017,198
Supplier Concentration Risk [Member] | Supplier C [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	5.62%	8.48%	4.70%
Cost of revenue	$ 2,930,554	$ 7,088,940	$ 5,986,829
Supplier Concentration Risk [Member] | Supplier C [Member] | Accounts Payable [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	5.24%	7.47%	4.44%
Accounts payable	$ 541,009	$ 861,039	$ 827,832
Supplier Concentration Risk [Member] | Supplier D [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	19.10%	15.03%	6.83%
Cost of revenue	$ 9,954,370	$ 12,574,008	$ 8,695,475
Supplier Concentration Risk [Member] | Supplier D [Member] | Accounts Payable [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	7.99%	10.03%	6.23%
Accounts payable	$ 824,737	$ 1,156,233	$ 1,161,664
Supplier Concentration Risk [Member] | Supplier [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	40.51%	39.80%	38.37%
Cost of revenue	$ 21,115,176	$ 33,292,500	$ 48,843,495
Supplier Concentration Risk [Member] | Supplier [Member] | Accounts Payable [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	26.77%	38.50%	29.59%
Accounts payable	$ 2,762,941	$ 4,437,315	$ 5,516,441